Share-Based Payments Reserves - Schedule of Share-Based Payment Arrangements (Details)	12 Months Ended
Dec. 31, 2025 CAD ($) years $ / shares
Exercise Price 0.09 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding
Number exercisable
Grant date	16-Nov-20
Expiry date	16-Nov-25
Exercise price (in Dollars per share)	$ 0.09
Fair value at grant date (in Dollars) | $
Grant date share price (in Dollars per share)	$ 0.09
Expected volatility	139.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	0.46%
Exercise Price 1.58 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	325,000
Number exercisable	325,000
Grant date	22-Mar-21
Expiry date	22-Mar-26
Exercise price (in Dollars per share)	$ 1.58
Fair value at grant date (in Dollars) | $	$ 474,537
Grant date share price (in Dollars per share)	$ 2.12
Expected volatility	146.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	0.99%
Exercise Price 3.92 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	920,000
Number exercisable	920,000
Grant date	09-Apr-21
Expiry date	09-Apr-26
Exercise price (in Dollars per share)	$ 1.58
Fair value at grant date (in Dollars) | $	$ 1,120,241
Grant date share price (in Dollars per share)	$ 1.78
Expected volatility	145.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	0.95%
Exercise Price 1.22 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	700,000
Number exercisable	700,000
Grant date	18-May-21
Expiry date	18-May-26
Exercise price (in Dollars per share)	$ 1.22
Fair value at grant date (in Dollars) | $	$ 83,230
Grant date share price (in Dollars per share)	$ 1.25
Expected volatility	146.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	0.95%
Exercise Price 1.22 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	400,000
Number exercisable	400,000
Grant date	18-May-21
Expiry date	18-May-26
Exercise price (in Dollars per share)	$ 1.22
Fair value at grant date (in Dollars) | $	$ 832,151
Grant date share price (in Dollars per share)	$ 1.25
Expected volatility	146.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	0.95%
Exercise Price 1.58 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	500,000
Number exercisable	500,000
Grant date	13-Aug-21
Expiry date	13-Aug-26
Exercise price (in Dollars per share)	$ 1.58
Fair value at grant date (in Dollars) | $	$ 469,962
Grant date share price (in Dollars per share)	$ 1.43
Expected volatility	144.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	0.84%
Exercise Price 2.10 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	210,000
Number exercisable	210,000
Grant date	13-Oct-21
Expiry date	13-Oct-26
Exercise price (in Dollars per share)	$ 2.1
Fair value at grant date (in Dollars) | $	$ 292,262
Grant date share price (in Dollars per share)	$ 2.1
Expected volatility	144.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	1.27%
Exercise Price 3.92 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	500,000
Number exercisable	500,000
Grant date	09-Nov-21
Expiry date	09-Nov-26
Exercise price (in Dollars per share)	$ 3.92
Fair value at grant date (in Dollars) | $	$ 478,839
Grant date share price (in Dollars per share)	$ 3.92
Expected volatility	144.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	1.37%
Exercise Price 2.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	500,000
Number exercisable	500,000
Grant date	09-May-22
Expiry date	09-May-27
Exercise price (in Dollars per share)	$ 2
Fair value at grant date (in Dollars) | $	$ 437,859
Grant date share price (in Dollars per share)	$ 1.34
Expected volatility	146.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	2.76%
Exercise Price 1.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	500,000
Number exercisable	500,000
Grant date	20-May-22
Expiry date	20-May-27
Exercise price (in Dollars per share)	$ 1
Fair value at grant date (in Dollars) | $	$ 247,278
Grant date share price (in Dollars per share)	$ 0.75
Expected volatility	147.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	2.70%
Exercise Price 0.17 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	500,000
Number exercisable	500,000
Grant date	17-Oct-22
Expiry date	17-Oct-27
Exercise price (in Dollars per share)	$ 0.17
Fair value at grant date (in Dollars) | $	$ 55,736
Grant date share price (in Dollars per share)	$ 0.17
Expected volatility	150.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	3.60%
Exercise Price 0.29 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	500,000
Number exercisable	500,000
Grant date	24-Nov-23
Expiry date	24-Nov-28
Exercise price (in Dollars per share)	$ 0.29
Fair value at grant date (in Dollars) | $	$ 102,077
Grant date share price (in Dollars per share)	$ 0.29
Expected volatility	152.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	3.83%
Exercise Price 0.45 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	4,500,000
Number exercisable	4,500,000
Grant date	04-Dec-23
Expiry date	04-Dec-28
Exercise price (in Dollars per share)	$ 0.45
Fair value at grant date (in Dollars) | $	$ 1,599,727
Grant date share price (in Dollars per share)	$ 0.45
Expected volatility	152.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	3.54%
Exercise Price 0.69 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	100,000
Number exercisable	100,000
Grant date	12-Mar-24
Expiry date	12-Mar-29
Exercise price (in Dollars per share)	$ 0.69
Fair value at grant date (in Dollars) | $	$ 47,089
Grant date share price (in Dollars per share)	$ 0.69
Expected volatility	154.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	3.47%
Exercise Price 0.77 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	62,500
Number exercisable	62,500
Grant date	23-Apr-24
Expiry date	23-Apr-29
Exercise price (in Dollars per share)	$ 0.77
Fair value at grant date (in Dollars) | $	$ 30,202
Grant date share price (in Dollars per share)	$ 0.77
Expected volatility	154.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	3.79%
Exercise Price 0.77 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	250,000
Number exercisable	250,000
Grant date	01-May-24
Expiry date	01-May-29
Exercise price (in Dollars per share)	$ 0.77
Fair value at grant date (in Dollars) | $	$ 127,929
Grant date share price (in Dollars per share)	$ 0.77
Expected volatility	154.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	3.63%
Exercise Price 1.28 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	4,000,000
Number exercisable	4,000,000
Grant date	04-Jun-24
Expiry date	04-Jun-29
Exercise price (in Dollars per share)	$ 1.26
Fair value at grant date (in Dollars) | $	$ 3,445,474
Grant date share price (in Dollars per share)	$ 1.26
Expected volatility	155.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	4.08%
Exercise Price 1.26 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	3,667,187
Number exercisable
Grant date	29-Jul-24
Expiry date	29-Jul-29
Exercise price (in Dollars per share)	$ 2.17
Fair value at grant date (in Dollars) | $
Grant date share price (in Dollars per share)	$ 2.39
Expected volatility	156.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	3.20%
Exercise Price 2.28 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	100,000
Number exercisable	75,000
Grant date	04-Nov-24
Expiry date	04-Nov-29
Exercise price (in Dollars per share)	$ 2.28
Fair value at grant date (in Dollars) | $	$ 155,335
Grant date share price (in Dollars per share)	$ 2.3
Expected volatility	150.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	3.04%
Exercise Price 2.28 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	46,500
Number exercisable	46,500
Grant date	04-Nov-24
Expiry date	04-Nov-29
Exercise price (in Dollars per share)	$ 2.28
Fair value at grant date (in Dollars) | $	$ 72,368
Grant date share price (in Dollars per share)	$ 2.3
Expected volatility	150.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	3.04%
Exercise Price 4.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	100,000
Number exercisable	75,000
Grant date	06-Dec-24
Expiry date	06-Dec-29
Exercise price (in Dollars per share)	$ 4.5
Fair value at grant date (in Dollars) | $	$ 355,534
Grant date share price (in Dollars per share)	$ 5.24
Expected volatility	151.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	2.81%
Exercise Price 4.50 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	35,000
Number exercisable	35,000
Grant date	06-Dec-24
Expiry date	06-Dec-29
Exercise price (in Dollars per share)	$ 4.5
Fair value at grant date (in Dollars) | $	$ 124,892
Grant date share price (in Dollars per share)	$ 5.24
Expected volatility	151.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	2.81%
Exercise Price 4.59 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	100,000
Number exercisable	100,000
Grant date	06-Jan-25
Expiry date	06-Jan-30
Exercise price (in Dollars per share)	$ 4.59
Fair value at grant date (in Dollars) | $	$ 304,449
Grant date share price (in Dollars per share)	$ 4.59
Expected volatility	151.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	2.96%
Exercise Price 4.52 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	850,000
Number exercisable	637,500
Grant date	28-Jan-25
Expiry date	28-Jan-30
Exercise price (in Dollars per share)	$ 4.52
Fair value at grant date (in Dollars) | $	$ 2,465,004
Grant date share price (in Dollars per share)	$ 4.52
Expected volatility	150.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	2.89%
Exercise Price 4.97 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	50,304
Number exercisable	29,344
Grant date	26-May-25
Expiry date	26-May-30
Exercise price (in Dollars per share)	$ 4.97
Fair value at grant date (in Dollars) | $	$ 144,510
Grant date share price (in Dollars per share)	$ 4.97
Expected volatility	143.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	2.92%
Exercise Price 4.97 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	50,304
Number exercisable	29,344
Grant date	26-May-25
Expiry date	26-May-30
Exercise price (in Dollars per share)	$ 4.97
Fair value at grant date (in Dollars) | $	$ 144,510
Grant date share price (in Dollars per share)	$ 4.97
Expected volatility	143.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	2.92%
Exercise Price 4.97 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	70,422
Number exercisable	35,211
Grant date	26-May-25
Expiry date	26-May-30
Exercise price (in Dollars per share)	$ 4.97
Fair value at grant date (in Dollars) | $	$ 193,176
Grant date share price (in Dollars per share)	$ 4.97
Expected volatility	143.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	2.92%
Exercise Price 4.00 [Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	200,000
Number exercisable
Grant date	11-Jul-25
Expiry date	11-Jul-30
Exercise price (in Dollars per share)	$ 4
Fair value at grant date (in Dollars) | $	$ 248,583
Grant date share price (in Dollars per share)	$ 4
Expected volatility	143.00%
Expected life (yrs) (in years) | years	5
Expected dividend yield	0.00%
Risk-free interest rate	3.03%
Exercise Price Sixty Four Point Fourty Four [Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	19,737,217
Number exercisable	15,530,399
Fair value at grant date (in Dollars) | $	$ 14,052,954